Long-Term Debt	6 Months Ended
Jun. 30, 2026
Long-Term Debt [Abstract]
Long-Term Debt
11.	Long-Term Debt:

The amount of long-term debt shown in the accompanying unaudited condensed consolidated balance sheets of December 31, 2025 and June 30, 2026, is analyzed as follows:
	Period Ended
Loan facilities	December 31, 2025	June 30, 2026
$50.0 Million Term Loan Facility (a)	50,000,000	25,800,000
€5.0 Million Term Loan	4,705,240	3,992,380
€16.2 Million Term Loan	15,155,723	14,302,977
€1.72 Million Term Loan	1,736,708	1,636,714
Total long-term debt	$71,597,671	$45,732,071
Less: Deferred financing costs	(967,454)	(451,183)
Total long-term debt, net of deferred finance costs	$70,630,217	$45,280,888

Presented:
Current portion of long-term debt	$5,886,012	$4,058,990
Less: Current portion of deferred finance costs	(248,392)	(131,682)
Current portion of long-term debt, net of deferred finance costs	$5,637,620	$3,927,308

Non-Current portion of long-term debt	65,711,659	41,673,081
Less: Non-Current portion of deferred finance costs	(719,062)	(319,501)
Non-Current portion of long-term debt, net of deferred finance costs	$64,992,597	$41,353,580

Details of the Company’s senior secured credit facilities are discussed in Note 12 to the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report, and are supplemented by the below new activities within the six-month period ended June 30, 2026.

a.    $50.0 Million Term Loan Facility

On June 30, 2026, the Company voluntarily prepaid $22.3 million of the outstanding principal under the $50.0 million sustainability-linked senior term loan facility dated October 13, 2025, with Alpha Bank S.A., which is secured by four dry bulk vessels. Following the prepayment, the outstanding principal balance under the facility was $25.8 million. The facility’s repayment schedule was adjusted accordingly.

The annual principal payments for the Company’s outstanding debt arrangements as of June 30, 2026, required to be made after the balance sheet date, are as follows:
Twelve-month period ending June 30,	Amount
2027	$4,313,054
2028	4,313,054
2029	4,313,054
2030	3,742,714
2031 and thereafter	30,769,519
Total long-term debt	$47,451,395
Less: unamortized debt discount	(1,719,324)
Less: current portion of long-term debt	(4,058,990)
Long-term debt, non-current	$41,673,081

The weighted average interest rate on the Company’s long-term debt for the six months ended June 30, 2026, was 1.64%.

Total interest incurred on long-term debt for the six months ended June 30, 2025 and 2026 amounted to $0.3 million and $0.5 million, respectively, and is included in Interest and finance costs (Note 23) in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

(b)	Financial Liabilities

The amount of financial liabilities shown in the accompanying unaudited condensed consolidated balance sheets of December 31, 2025 and June 30, 2026, is analyzed as follows:
	Period Ended
Financial Liabilities	December 31, 2025	June 30, 2026
M/V Magic Thunder Sale and Leaseback	$13,981,920	$13,150,180
M/V Magic Perseus Sale and Leaseback	—	14,896,634
Total long-term financial liabilities	$13,981,920	$28,046,814
Less: Deferred financing costs	(386,160)	(754,371)
Total long‐term financial liabilities, net of deferred finance costs	$13,595,760	$27,292,443

Presented:
Current portion of long-term financial liabilities	$1,668,050	$3,086,440
Less: Current portion of deferred finance costs	(119,060)	(217,901)
Current portion of long‐term financial liabilities, net of deferred finance costs	$1,548,990	$2,868,539

Non-Current portion of long‐term financial liabilities	12,313,870	24,960,374
Less: Non-Current portion of deferred finance costs	(267,100)	(536,470)
Non-Current portion of long‐term financial liabilities, net of deferred finance costs	$12,046,770	$24,423,904

Details of the Company’s other financial liabilities are discussed in Note 12 of the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report on Form 20-F filed with the SEC on April 15, 2026.
As of June 30, 2026, the Company had two sale and leaseback arrangements with unaffiliated Japanese counterparties relating to the M/V Magic Thunder and M/V Magic Perseus. The Company determined that, under ASC 842-40 Sale and Leaseback Transactions, both vessel transactions are failed sales and, consequently, the assets were not derecognized from the financial statements and the proceeds from the sale of the vessels were accounted for as financial liabilities. As of June 30, 2026, the weighted average remaining lease term was approximately 7.6 years and the weighted average effective interest rate was 5.82%.

Total interest incurred on financial liabilities for the six months ended June 30, 2025 and 2026 amounted to $0 and $0.8 million, respectively, and is included in Interest and finance costs (Note 23) in the accompanying unaudited interim condensed consolidated statements of comprehensive income.
As of June 30, 2026, and throughout the term of the leases, the Company has annual financial liabilities as shown in the table below:

Twelve-month period ending June 30,	Amount
2027	$3,086,440
2028	3,094,896
2029	3,086,440
2030	3,086,440
2031 and thereafter	15,692,598
Total long-term financial liabilities	$28,046,814